Income Tax - Summary of Accumulated Recognized and Unrecognized Tax Losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	€ 112,640	€ 88,264	€ 78,744
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	23,458	25,352	3,517
After 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	74,623	35,164	28,146
Over 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	€ 14,559	€ 27,748	€ 47,081